Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 8 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with FASB ASC Topic 320, “Investments — Debt and Equity Securities.” Held-to-maturity U.S. Treasury securities are those securities that the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. Treasury securities are recorded at amortized cost on the accompanying unaudited condensed consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts. Trust Account investments in money market funds are presented at fair value.

At September 30, 2022, assets held in the Trust Account were comprised of $48,629,274 in cash. During the three and nine months ended September 30, 2022, the Company did not withdraw any interest income from the Trust Account.

At December 31, 2021, assets held in the Trust Account were comprised of $178 in cash and $143,849,142 in U.S. Treasury securities. In January 2022, $96,761,060 was withdrawn from the account to redeem Class A ordinary shares tendered for redemption.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	Fair Value
Money Market Funds	1	$143,849,142

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The fair value of the derivative warrant liabilities at September 30, 2022 is as follows:

Description	Level	Fair Value
Derivative Warrant Liabilities – Public Warrants	1	$309,063
Derivative Warrant Liabilities – Private Placement Warrants	2	188,228
		$497,291

The fair value of the derivative warrant liabilities at December 31, 2021 is as follows:

Description	Level	Fair Value
Derivative Warrant Liabilities – Public Warrants	2	$2,923,156
Derivative Warrant Liabilities – Private Placement Warrants	3	1,805,228
		$4,728,384

The Public Warrants were valued using quoted prices in an active market.

Private Placement Warrants

The Private Placement Warrants were valued using a Modified Black Scholes Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes Model uses a Black Scholes Option Pricing Model that is modified to reduce the value of the Private Placement Warrants for a discount on the lack of marketability of the instrument as well as for the probability of consummation of the Business Combination. The primary unobservable inputs utilized in determining the fair value of the Private Placement Warrants is the discount for lack of marketability and the probability of consummation of the Business Combination.

The key inputs into the Modified Black Scholes Model for the Private Placement Warrants were as follows at December 31, 2021:

Input	December 31, 2021
Expected time until initial business combination	0.40
Expected volatility	6.6%
Risk-free interest rate	1.30%
Exercise price	$11.50
Fair value of the ordinary share price	$10.21

The following table presents the changes in the fair value of the Private Placement Warrant liabilities:

Private Placement Warrants
Fair value as of January 1, 2021	$4,639,385
Change in fair value of derivative warrant liabilities	(1,407,161)
Fair value as of March 31, 2021	3,232,224
Change in fair value of derivative warrant liabilities	1,059,651
Fair value as of June 30, 2021	$4,291,875
Change in fair value of derivative warrant liabilities	(2,513,875)
Fair value as of September 30, 2021	$1,778,000

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. There were no transfers of Level 3 assets or liabilities for the nine months ended September 30, 2022.

Private Placement Warrants
Fair value as of January 1, 2022	$1,805,228
Change in fair value of derivative warrant liabilities	(1,179,500)
Fair value as of March 31, 2022	625,728
Change in fair value of derivative warrant liabilities	(441,875)
Fair value as of June 30, 2022	$183,853
Transfer to level 2	(183,853)
Fair value as of September 30, 2022	$—

Transfer from Levels 1, 2, and 3 are recognized at the end of the reporting period in which change in valuation technique or methodology occurs. The estimated fair value of the Private Placement Warrants were transferred from Level 3 measurement to a Level 2 during the three and nine months ended September 30, 2022 and was $183,853.

NOTE 8 — FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2021 and 2020, assets held in the Trust Account were comprised of approximately $178 and $273, respectively, in cash and $143,849,142 and $143,815,471, respectively, in U.S. Treasury securities. During the years ended December 31, 2021 and 2020, the Company did not withdraw any interest income from the Trust Account. In January 2022, $96,761,060 was withdrawn from the account to redeem Class A ordinary shares tendered for redemption.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Fair Value
Money Market Funds	1	$143,849,142

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/12/2021)	1	$143,815,471	$2,091	$143,817,562

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The fair value of the derivative warrant liabilities at December 31, 2021 are as follows:

	Description	Level	Fair Value
Derivative	Warrant Liabilities – Public Warrants	1	$2,923,156
Derivative	Warrant Liabilities – Private Placement Warrants	3	1,805,228
			$4,728,384

The fair value of the derivative warrant liabilities at December 31, 2020 are as follows:

	Description	Level	Fair Value
Derivative	Warrant Liabilities – Public Warrants	1	$7,546,875
Derivative	Warrant Liabilities – Private Placement Warrants	3	4,639,385
			$12,186,260

The Warrants were accounted for as liabilities in accordance with ASC Topic 815-40, Contracts in Entity’s Own Equity,” and are presented within derivative warrant liabilities on the Company’s balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Public Warrants

The Warrants were valued as of December 31, 2021 (over-allotment exercise) the per share value based on the observed traded prices of the Public Warrants as of the valuation date.

Private Warrants

The Private Placement Warrants were valued using a Modified Black Scholes Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes Model uses a Black Scholes Option Pricing Model that is modified to reduce the value of the Private Placement Warrants for a discount on the lack of marketability of the instrument as well as for the probability of consummation of the Business Combination. The primary unobservable inputs utilized in determining the fair value of the Private Placement Warrants is the discount for lack of marketability and the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 80% which was determined based on a hybrid approach of both observed success rates of business combinations for special purpose acquisition companies and the Sponsors’ track record for consummating similar transactions.

The key inputs into the Modified Black Scholes Model for the Private Warrants were as follows at December 31, 2021:

Input	Initial Measurement
Expected term (years)	0.40
Expected volatility	6.6%
Risk-free interest rate	1.30%
Exercise price	$11.50
Fair value of the ordinary share price	$10.21

The key inputs into the Modified Black Scholes Model for the Private Warrants were as follows at December 31, 2020:

Input	December 31, 2020
Expected term (years)	0.52
Expected volatility	15.0%
Risk-free interest rate	0.34%
Exercise price	$11.50
Fair value of the ordinary share price	$10.00

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement beginning on August 6, 2020, as the Public Warrants were separately listed and traded

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the years ended December 31, 2020 and 2021 is summarized as follows:

	Public Warrants	Private Warrants	Total Warrants
Derivative warrant liabilities at January 1, 2020	$—	$—	$—
July 17, 2020 Issuance of Public and Private Warrants, Level 3 inputs	2,687,500	1,738,885	4,426,385
July 21, 2020 Issuance of Public and Private Warrants, Level 3 inputs	403,125	163,021	566,146
Change in fair value of derivative warrant liabilities	—	(129,595)	(129,595)
Transfer of Public Warrants to Level 1	(3,090,625)	—	(3,090,625)
Change in fair value of Private Warrants	—	2,867,074	2,867,074
Derivative warrant liabilities – Level 3, at December 31, 2020	$—	$4,639,385	$4,639,385
Change in fair value of Private Warrants		(2,834,157)	(2,834,157)
Derivative warrant liabilities – Level 3, at December 31, 2021	$—	$1,805,228	$1,805,228